Leases - non-cancelable operating lease agreement (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Supplemental information related to operating leases
Operating lease right-of-use assets	¥ 34,454	¥ 30,911
Operating lease liabilities-current	(8,953)	(31,293)
Operating lease liabilities-non-current	(26,826)	(15,093)
Total operating lease liabilities	¥ (35,779)	¥ (46,386)
Weighted average remaining lease term	4 years 4 months 2 days	1 year 4 months 2 days
Weighted average discount rate	4.75%	4.75%